10 ACQUISITION OF SWISS POST IRELAND: Schedule of Swiss Post Ireland purchase price allocation (Details)	Dec. 31, 2017 USD ($)
Details
Working capital	$ 254,930
Computer equipment	1,465
Intellectual property	195,000
Customer relationships	235,000
Goodwill	203,693
Company's purchase price allocation	$ 890,088